Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Private Placement [Member] Common Stock [Member] USD ($)	Private Placement [Member] Additional Paid-in Capital [Member] USD ($)	Private Placement [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Common Stock [Member] Series A Preferred Stock [Member] USD ($)	Common Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Series D Preferred Stock [Member] USD ($)	Common Stock [Member] Series E Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series D Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series E Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] Series A Preferred Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member] USD ($)	Total USD ($)
BALANCE at Sep. 30, 2011					$ 2,551,000		$ 3,605,000					$ 409,000					$ 45,066,000		$ (53,128,000)	$ 32,000				$ (1,465,000)
BALANCE (in Shares) at Sep. 30, 2011					34,169		60,000					20,446,704
Issuance of Series A Preferred Dividends													715,000					(715,000)
Issuance of shares of common stock pursuant to the conversion								83,000					(83,000)
Issuance of shares of common stock pursuant to the conversion (in Shares)								4,141,826
Issuance of shares of common stock pursuant to Private Placement (in Shares)																								1,967,042
Fair value of stock options																	10,000							10,000
Issuance of shares to satisfy claims												39,000					476,000							515,000
Issuance of shares to satisfy claims (in Shares)												1,967,042
Net income/loss																			(1,937,000)	(14,000)				(1,951,000)
BALANCE at Sep. 30, 2012					2,551,000		3,605,000					531,000					46,184,000		(55,780,000)	18,000				(2,891,000)
BALANCE (in Shares) at Sep. 30, 2012					34,169		60,000					26,555,572
Issuance of shares of common stock pursuant to the conversion				(2,551,000)		(3,605,000)			68,000	120,000	200,000			2,483,000	3,485,000	4,800,000							5,000,000
Issuance of shares of common stock pursuant to the conversion (in Shares)				(34,169)		(60,000)			3,416,691	6,000,000	10,000,000
Issuance of shares of common stock pursuant to the conversion of certain outstanding Warrants												259,000					(259,000)
Issuance of shares of common stock pursuant to the conversion of certain outstanding Warrants (in Shares)												12,951,195
Issuance of shares of common stock pursuant to Private Placement	801,000	10,777,000	11,578,000
Issuance of shares of common stock pursuant to Private Placement (in Shares)	40,034,928
Issuance of shares of common stock pursuant to 2013 Omnibus Stock Option Plan												13,000					227,000							240,000
Issuance of shares of common stock pursuant to 2013 Omnibus Stock Option Plan (in Shares)												621,817
Fair value of stock options																	139,000							139,000
Issuance of shares to satisfy claims												20,000					293,000							313,000
Issuance of shares to satisfy claims (in Shares)												1,000,000
Accrue for distribution of remaining equity to non-controlling equity holder																	(147,000)							(147,000)
Net income/loss																			1,568,000	(3,000)				1,565,000
BALANCE at Sep. 30, 2013												$ 2,012,000					$ 67,982,000		$ (54,212,000)	$ 15,000				$ 15,797,000
BALANCE (in Shares) at Sep. 30, 2013												100,580,203